DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION	12 Months Ended
Dec. 31, 2017
DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION
DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION

30.    DIRECTORS’, SUPERVISORS’ AND SENIOR MANAGEMENT’S REMUNERATION

(a)      Directors’ and supervisors’ remuneration

The aggregate amounts of remuneration payables to directors and supervisors of the Company during the year are as follows:

	2015	2016	2017
Fees	653	762	768
Basic salaries, housing fund, other allowances and benefits in kind	1,143	975	1,370
Pension cost	140	114	166
	1,936	1,851	2,304

The remuneration of each director and supervisor of the Company for the year ended December 31, 2015 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonus	costs	total
Directors:
Ge Honglin (Note (i))	—	—	—	—	—
Ao Hong (Note (ii))	—	—	—	—	—
Luo Jianchuan (Note (ii))	—	—	—	—	—
Liu Xiangmin	—	—	—	—	—
Jiang Yinggang	—	643	—	70	713
Liu Caiming (Note (iii))	—	—	—	—	—
Wang Jun	150	—	—	—	150
Ma Si-hang, Frederick (Note (iv))	192	—	—	—	192
Lie-A-Cheong Tai-Chong, David (Note (iv))	—	—	—	—	—
Chen Lijie (Note (v))	162	—	—	—	162
Hu Shihai (Note (vi))	102	—	—	—	102
Wu Zhenfang (Note (ix))	47	—	—	—	47
Wu Jianchang (Note (x))	—	—	—	—	—
	653	643	—	70	1,366
Supervisors:
Zhao Zhao	—	—	—	—	—
Yuan Li	—	500	—	70	570
Zhang Zhankui (Note (vii))	—	—	—	—	—
Wang Jun (Note (viii))	—	—	—	—	—
	—	500	—	70	570
Total	653	1,143	—	140	1,936

Note:

(i)Mr. Ge Honglin was elected as an executive director of the Company at the 2015 first extraordinary general meeting of the Company and he was elected as the chairman of the Board of the Company at the sixteenth meeting of the fifth session of the Board of the Company. On February 16, 2016, Mr. Ge proposed to resign as an executive Director, the chairman of the Board and from each of his positions in relevant special committees under the Board of the Company due to his work commitment.

(ii)On November 20, 2015, due to work arrangement, Mr. Luo Jianchuan resigned from the Executive Director and President of the Company, along with all the duties of various special committees. Mr. Ao Hong was elected to be the Executive Director in the second extraordinary shareholders’ meeting in 2015 of the fifth session of the board of directors.

(iii)Mr. Liu Caiming was elected as a non-executive director of the fifth session of the Board of the Company at the 2015 first extraordinary general meeting of the Company.

(iv)On November 12, 2015, due to other work arrangement, Mr. Ma Si-hang resigned as an independent non-executive director and relevant duties of various special committees of the board of directors. Through the review of the election nomination committee of the fifth session of the board of directors and discussion of board of directors’ 23th meeting, Mr. Lie-A-Cheong Tai-Chong, David was nominated to be the candidate of Non-executive Director. In the second extraordinary shareholders meeting in 2015, he was elected to be independent non-executive director of the fifth session of the board of directors.

(v)Ms. Chen Lijie was elected as an independent non-executive director of the fifth session of the Board of the Company at the 2015 first extraordinary general meeting of the Company.

(vi)Mr. Hu Shihai was elected as an independent non-executive director of the fifth session of the Board of the Company at the 2015 annual general meeting of the Company.

(vii)On November 13, 2015, due to other work arrangement, Mr. Zhang Zhankui resigned as a supervisor of the Group. On November 13, 2015, Mr. Zhang Zhankui was appointed as chief financial officer.

(viii)The controlling shareholder, Chinalco nominated Mr. Wang Jun as the candidate for the supervisor of the fifth session of the board of supervisors. Mr. Wang Jun was elected to be supervisor of the fifth session of the board of supervisors.

(ix)On April 2, 2015, due to being under an investigation by the competent authority, Mr. Wu Zhenfang resigned as an independent non-executive Director and from relevant positions in the special committees under the Board of the Company by submitting a resignation to the Board.

(x)Due to his age, Mr. Wu Jianchang resigned from the position of independent Non-executive Director of the Company, with effect from February 26, 2015.

The remuneration of each director and supervisor of the Company for the year ended December 31, 2016 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	total
Executive Directors:
Ge Honglin	—	—	—	—	—
Ao Hong	—	—	—	—	—
Lu Dongliang	—	—	—	—	—
Jiang Yinggang	—	725	—	76	801
	—	725	—	76	801

Non-executive Directors:
Yu Dehui	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Lie-A-Cheong Tai-Chong, David	204	—	—	—	204
Chen Lijie	204	—	—	—	204
Hu Shihai	204	—	—	—	204
	762	—	—	—	762
Supervisors:
Liu Xiangmin	—	—	—	—	—
Yuan Li	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	250	—	38	288
Zhao Zhao	—	—	—	—	—
	—	250	—	38	288
Total	762	975	—	114	1,851

The remuneration of each director and supervisor of the Company for the year ended December 31, 2017 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	total
Executive Directors:
Yu Dehui (Note (i))	—	—	—	—	—
Lu Dongliang (Note (iii))	—	—	—	—	—
Jiang Yinggang	—	822	—	83	905
	—	822	—	83	905

Non-executive Directors:
Ao Hong (Note ii))	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Chen Lijie	206	—	—	—	206
Lie-A-Cheong Tai-Chong, David	206	—	—	—	206
Hu Shihai	206	—	—	—	206
	768	—	—	—	768
Supervisors:
Liu Xiangmin	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	548	—	83	631
	—	548	—	83	631
Total	768	1,370	—	166	2,304

Note:

(i)

Considering that Mr. Yu Dehui’s decision making authority and major duties in the Company fall within the definition of the responsibility of an executive director during his tenure of service as the Chairman of the Company, Mr. Yu was re-designated from a non-executive Director to an executive Director with effect from August 17, 2017.

(ii)

Due to re-arrangement of work, and as considered and approved at the twentieth meeting of the sixth session of the Board, Mr. Ao Hong resigned as the president of the Company on February 13, 2018. Since Mr. Ao Hong would not hold any executive position in the Company, he was re-designated from an executive Director to a non-executive Director on the same date.

(iii)

On February 13, 2018, as considered and approved at the twentieth meeting of the sixth session of the Board, the Company appointed Mr. Lu Dongliang as the president of the Company and dismissed him from the position of senior vice president of the Company.

The remuneration of the directors and supervisors of the Company fell within the following band:

	Number of individuals
	2015	2016	2017
Nil to RMB1,000,000	16	15	15

During the year, no options were granted to the directors or the supervisors of the Company (2015: Nil,  2016: Nil).

During the year, no emoluments were paid to the directors or the supervisors of the Company (among which included the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2015: Nil,  2016: Nil).

No directors or supervisors of the Company waived any remuneration during the years 2015, 2016 and 2017.

(b)      Five highest paid individuals

During the year ended December 31, 2017, the five highest paid employees of the Group include one director and one supervisor  (2015: one director and one supervisor, 2016:  two directors  and one supervisor)  whose remuneration is reflected in the analysis presented above. The remuneration payable to the remaining three individuals during 2017 (2015: three, 2016: two) is as follows:

	2015	2016	2017
Basic salaries, housing fund, other allowances and benefits in kind	1,875	1,450	2,460
Pension costs	204	152	249
	2,079	1,602	2,709

The number of the remaining three highest paid individuals during 2017 (2015: three, 2016: two) whose remuneration fell within the following band is as follows:

	Number of employees
	2015	2016	2017
Nil to RMB1,000,000	3	2	3